LINES OF CREDIT	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
LINES OF CREDIT
4.	LINES OF CREDIT

First Street Hospital, L.P. entered into a Letter Loan Agreement (“FSH Letter Loan Agreement”) with a financial institution on January 8, 2008.  The FSH Letter Loan Agreement, as amended, provides for a $1,500,000 line of credit loan and a term loan (“FSH Loans”).  The FSH Letter Loan Agreement provides for FSH Loans to be secured by real property owned by First Street Holdings, L.P., a related party to the Company, as well as accounts, inventory, fixtures, equipment and general intangibles; that the loans will be guaranteed personally by certain former partners of First Street Hospital, L.P., who are current shareholders of the Company; and require First Street Hospital, L.P. to maintain a debt service coverage ratio of 1.25 to 1.0.  The line of credit loan calls for monthly interest only payments which shall from day to day be equal to the lesser of (a) a fluctuating rate per annum (the ‘Contract Rate’) which is equal to the Index Rate which represents the rate of interest then most recently established by J.P. Morgan Chase Bank (or its successors) as its prime rate or (b) the Maximum Rate (the maximum lawful nonusurious rate of interest which under applicable law payee is permitted to charge).  The effective rate of interest at June 30, 2011 was 5.75%.  The line of credit loan originally matured on January 8, 2009, but has been extended to January 8, 2012.  The outstanding balance at June 30, 2011 and December 31, 2010, was $1,331,250 and $581,250, respectively.  Unused credit at June 30, 2011 was $168,750.  The Company recognized total interest expense of $19,349 and $8,476 during the three months ended June 30, 2011 and 2010, respectively, and total interest expense of $32,017 and $17,207 during the six months ended June 30, 2011 and 2010, respectively, on this line of credit.

First Street Surgical Center, L.P. entered into a Letter Loan Agreement (“FSSC Letter Loan Agreement”) with a financial institution on January 8, 2008.  The FSSC Letter Loan Agreement provides for a $750,000 line of credit loan and a term loan (“FSSC Loans”).  The FSSC Letter Loan Agreement provides for FSSC Loans to be secured by real property owned by First Street Holdings, L.P., a related party to the Company, as well as accounts, inventory, fixtures, equipment and general intangibles; that the loans will be guaranteed personally by certain former partners of First Street Surgical Center, L.P., who are current shareholders of the Company; and require First Street Surgical Center, L.P. to maintain a debt service coverage ratio of 1.25 to 1.0.  The line of credit loan calls for monthly interest only payments which shall from day to day be equal to the lesser of (a) a fluctuating rate per annum (the ‘Contract Rate’) which is equal to the Index Rate which represents the rate of interest then most recently established by J.P. Morgan Chase Bank (or its successors) as its prime rate or (b) the Maximum Rate (the maximum lawful nonusurious rate of interest which under applicable law payee is permitted to charge).  The effective rate of interest at June 30, 2011 was 5.75%.  The line of credit loan originally matured on January 8, 2009, but has been extended to January 8, 2012.  The outstanding balance at June 30, 2011 and December 31, 2010 was $745,000 and $730,000, respectively.  Unused credit at June 30, 2011 was $5,000.  The Company recognized total interest expense of $10,856 and $10,242 during the three months ended June 30, 2011 and 2010, respectively, and total interest expense of $21,350 and $19,640 during the six months ended June 30, 2011 and 2010, respectively, on this line of credit.

On September 18, 2009, First Surgical Woodlands, L.P. entered into a $250,000 revolving draw secured promissory note with a financial institution.  The note bears interest at 5.75% per annum.  The note originally matured on September 18, 2010, but has been extended to September 18, 2011.  The note is secured by all the equipment of First Surgical Woodlands, L.P.  The outstanding balance at June 30, 2011 and December 31, 2010, was $206,049 and $210,000, respectively.  Unused credit at June 30, 2011 was $43,951.  The Company recognized total interest expense of $3,355 and $735 during the three months ended June 30, 2011 and 2010, respectively, and total interest expense of $6,073 and $735 during the six months ended June 30, 2011 and 2010, respectively, on this line of credit.

On March 31, 2011, First Surgical Texas entered into a $2,000,000 revolving draw unsecured promissory note with a financial institution.  The line of credit loan calls for monthly interest only payments calculated based upon the financial institution’s Prime Rate.  The effective rate of interest at June 30, 2011 was 5.0%.  The note matures on March 29, 2012.    The outstanding balance at June 30, 2011 was $1,700,000.  Unused credit at June 30, 2011 was $300,000.  The Company recognized total interest expense of $11,544 during the three months ended June 30, 2011.

5.      LINES OF CREDIT

First Street Hospital, L.P. entered into a Letter Loan Agreement (“FSH Letter Loan Agreement”) with a financial institution on January 8, 2008.  The FSH Letter Loan Agreement provided for a $750,000 line of credit loan and a term loan (“FSH Loans”).  The FSH Letter Loan Agreement provides for FSH Loans to be secured by real property owned by First Street Holdings, L.P., a related party to the Company, as well as accounts, inventory, fixtures, equipment and general intangibles; that the loans will be guaranteed personally by certain former partners of First Street Hospital, L.P., who are current shareholders of the Company; and require First Street Hospital, L.P. to maintain a debt service coverage ratio of 1.25 to 1.0.  The line of credit loan calls for monthly interest only payments which shall from day to day be equal to the lesser of (a) a fluctuating rate per annum (the ‘Contract Rate’) which is equal to the Index Rate which represents the rate of interest then most recently established by J.P. Morgan Chase Bank (or its successors) as its prime rate or (b) the Maximum Rate (the maximum lawful nonusurious rate of interest which under applicable law payee is permitted to charge).  The effective rate of interest at December 31, 2010 was 6.5%.  The line of credit loan originally matured on January 8, 2009, but has been extended to January 8, 2012.  The outstanding balance at December 31, 2010 and 2009 was $581,250 and $631,250, respectively.  Unused credit at December 31, 2010 was $168,750.  The Company recognized total interest expense of $34,289 and $25,220 during the years ended December 31, 2010 and 2009, respectively.

First Street Surgical Center, L.P. entered into a Letter Loan Agreement (“FSSC Letter Loan Agreement”) with a financial institution on January 8, 2008.  The FSSC Letter Loan Agreement provided for a $750,000 line of credit loan and a term loan (“FSSC Loans”).  The FSSC Letter Loan Agreement provides for FSSC Loans to be secured by real property owned by First Street Holdings, L.P., a related party to the Company, as well as accounts, inventory, fixtures, equipment and general intangibles; that the loans will be guaranteed personally by certain former partners of First Street Surgical Center, L.P., who are current shareholders of the Company; and require First Street Surgical Center, L.P. to maintain a debt service coverage ratio of 1.25 to 1.0.  The line of credit loan calls for monthly interest only payments which shall from day to day be equal to the lesser of (a) a fluctuating rate per annum (the ‘Contract Rate’) which is equal to the Index Rate which represents the rate of interest then most recently established by J.P. Morgan Chase Bank (or its successors) as its prime rate or (b) the Maximum Rate (the maximum lawful nonusurious rate of interest which under applicable law payee is permitted to charge).  The effective rate of interest at December 31, 2009 was 6.5%.  The line of credit loan originally matured on January 8, 2009, but has been extended to January 8, 2012.  The outstanding balance at December 31, 2010 and 2009 was $730,000 and $658,551, respectively.  Unused credit at December 31, 2010 was $20,000.  The Company recognized total interest expense of $41,471 and $36,926 during the years ended December 31, 2010 and 2009, respectively.

On September 18, 2009, First Surgical Woodlands, L.P. entered into a $250,000 revolving draw secured promissory note with a financial institution.  The note bears interest at 5.75% per annum.  The note originally matured on September 18, 2010, but has been extended to September 18, 2011.  The note is secured by all the equipment of First Surgical Woodlands, L.P.  The Company had no draws on the note during 2009.  During 2010, the Company borrowed the entire $250,000 available, of which $210,000 remained outstanding at December 31, 2010.  The Company recognized total interest expense of $7,221 during the year ended December 31, 2010.  The Company recognized no interest expense on this note during 2009.